CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (4,529)	$ 4,094	$ 9,844
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,719	1,178	1,219
Loss (gain) on sale of property and equipment	30	9	(36)
Decrease (increase) in accrued interest and exchange differences on short-term and long-term bank deposits and long-term loans	317	97	(221)
Stock based compensation	513	222	398
Decrease (increase) in trade receivables, net	5,819	(4,109)	1,208
Decrease (increase) in unbilled accounts receivable	58	2,632	(2,361)
Decrease (increase) in other accounts receivable and prepaid expenses	375	2,908	(3,273)
Decrease in inventories	246	1,391	159
Increase in deferred income taxes	(144)	(38)	(66)
Decrease in long-term trade receivables	420	397	36
Increase (decrease) in trade payables	(3,045)	(163)	3,209
Increase (decrease) in other accounts payable and accrued expenses	(1,518)	(3,320)	6,086
Increase (decrease) in customer advances	(3,054)	849	3,867
Accrued severance pay, net	203	(441)	349
Net cash provided by (used in) operating activities	(2,590)	5,706	20,418
Cash flows from investing activities:
Investment in short-term deposits	(25,697)	(1,542)	(417)
Proceeds from sale of short-term bank deposits	21,264	210	31
Investment in long-term bank deposits and restricted deposit		(152)	(7,633)
Release of long-term bank deposits and restricted deposit	2,251	2,088	2,776
Proceeds from sale of property and equipment	22	78	50
Purchase of property and equipment	(1,203)	(1,708)	(1,185)
Investment in know-how and patents	(4)	(22)	(28)
Payments for business acquisitions of CyberSeal, net of cash acquired (Note 1b)	(2,393)
Net cash used in investing activities	(5,760)	(1,048)	(6,406)
Cash flows from financing activities:
Short-term bank credit, net		(122)	(3,530)
Principal payment of long-term bank loans	(157)	(32)	(477)
Repayment of related party loan			(10,388)
Proceeds from long-term bank debt	2,500
Proceeds from issuance of shares upon exercise of options to employees	189	1,115
Proceeds from issuance of shares, net of issuance costs of $207			16,228
Issue of shares to non-controlling interests	51
Net cash provided by financing activities	2,583	961	1,833
Effect of exchange rate changes on cash and cash equivalents	1,218	1,160	(2,436)
Increase (decrease) in cash and cash equivalents	(4,549)	6,779	13,409
Cash and cash equivalents at the beginning of the year	36,784	30,005	16,596
Cash and cash equivalents at the end of the year	32,235	36,784	30,005
Cash paid during the year for:
Interest	182	267	905
Income taxes	499	510	964
Non-cash activities:
Warrants upon the acquisition of Cyberseal	$ 1,500